UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4841

MFS MUNICIPAL INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

# MFS® Municipal Income Trust

7/31/09
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09

Issuer	Shares/Par	Value ($)
Municipal Bonds – 149.1%
Airport & Port Revenue – 5.5%
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2025	$325,000	$238,309
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	100,000	67,888
Branson, MO, Regional Airport Transportation Development District Airport Rev., “B”, 6%, 2037	675,000	434,868
Chicago, IL, O’Hare International Airport Rev. (Third Lien Passenger Facility), “B”, FSA, 5.75%, 2022	3,000,000	3,052,259
Oklahoma City, OK, Airport Trust Rev., FSA, 5.75%, 2016	3,125,000	3,158,843
Port Authority NY & NJ, Special Obligation Rev. (JFK International), NATL, 5.75%, 2022	7,000,000	6,121,779

		$13,073,946

General Obligations - General Purpose – 0.4%
Luzerne County, PA, FSA, 6.75%, 2023	$875,000	$892,359

General Obligations - Improvement – 0.2%
Guam Government, “A”, 6.75%, 2029	$270,000	$269,961
Guam Government, “A”, 7%, 2039	305,000	304,953

		$574,914

General Obligations - Schools – 1.2%
Beverly Hills, CA, Unified School District (Election of 2008), 0%, 2031	$525,000	$157,531
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2023	1,945,000	943,674
Kane Kendall County, IL, Capital Appreciation, “E”, FGIC, 0%, 2025	1,915,000	818,930
Los Angeles, CA, Unified School District, “D”, 5%, 2034	180,000	171,226
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027	955,000	385,895
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029	965,000	340,470
Santa Clarita Community College District, CA, Election 2006, NATL, 0%, 2030	595,000	139,949

		$2,957,675

Healthcare Revenue - Hospitals – 46.2%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 2036	$600,000	$409,469
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), 9.25%, 2010 (c)	2,000,000	2,258,419
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5%, 2028	1,905,000	1,189,843
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	1,055,000	628,631
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “B”, 9.25%, 2010 (c)	1,000,000	1,129,209
Arkansas Development Finance Authority Rev. (Washington Regional Medical Center), 7.25%, 2010 (c)	500,000	513,004
Athens County, OH, Hospital Facilities Rev. (O’Bleness Memorial Hospital), “A”, 7.125%, 2033	1,500,000	1,189,874
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	2,260,000	1,706,525
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical Center, Inc.), “A”, ETM, 7.75%, 2010 (c)	310,000	316,100
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	550,000	376,309
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	670,000	651,011
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5%, 2022	205,000	157,881
California Statewide Communities Development Authority Rev. (Valleycare Health Systems), “A”, 5.125%, 2031	100,000	66,825
California Valley Health Systems, COP, 6.875%, 2023 (d)	595,000	327,256

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.35%, 2017	$125,000	$118,369
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev. (Women’s Christian Assn.), “A”, 6.4%, 2029	955,000	792,010
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “A”, 6%, 2013	325,000	260,211
Chemung County, NY, Civic Facilities Rev. (St. Joseph’s Hospital-Elmira), “B”, 6.35%, 2013	105,000	84,065
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital), 6.75%, 2021	1,625,000	1,579,663
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital), 6.25%, 2023	825,000	757,160
Clinton County, MO, Industrial Development Agency, Health Facilities Rev. (Cameron Regional Medical Center), 5%, 2032	275,000	184,121
Colorado Health Facilities Authority Rev. (Parkview Medical Center), 6.6%, 2011 (c)	1,000,000	1,114,780
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems), 6.625%, 2011 (c)	675,000	768,697
Crittenden County, AR, Hospital Rev., 7%, 2010 (c)	1,030,000	1,096,837
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030	1,330,000	1,293,398
Douglas County, NE, Hospital Authority Rev. (Methodist Health Partners), 5.75%, 2048	715,000	625,575
Fruita, CO, Rev. (Family Health West Project), 8%, 2043	1,310,000	1,248,653
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), “A”, 4.875%, 2027	1,275,000	702,449
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025	250,000	208,015
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031	295,000	237,732
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United Memorial Medical Center), 5%, 2027	170,000	113,783
Glendale, AZ, Industrial Development Authority (John C. Lincoln Health), 5%, 2042	755,000	609,142
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group), 7.125%, 2010 (c)	755,000	811,346
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital), 5.75%, 2031	725,000	669,596
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	610,000	655,207
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031	390,000	262,365
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	945,000	948,875
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	2,220,000	1,926,472
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2011 (c)	3,025,000	3,352,396
Indiana Health & Educational Facilities Authority, Hospital Rev. (Community Foundation of Northwest Indiana), “A”, 6.375%, 2031	965,000	953,198
Indiana Health & Educational Facilities Authority, Hospital Rev. (Riverview Hospital), 6.125%, 2031	1,000,000	902,520
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	1,000,000	818,100
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health), “A”, 5.5%, 2036	660,000	525,386
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.5%, 2029	440,000	377,815
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health Systems), 5.75%, 2035	475,000	407,811
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2010 (c)	1,965,000	2,115,637
Kentucky Economic Development Finance Authority (Norton Healthcare), “A”, 6.5%, 2020	3,035,000	3,089,448

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev. (Baptist Health Systems), 6.5%, 2031	$1,725,000	$1,745,045
Lauderdale County & Florence, AL, Health Care Authority Rev. (Coffee Health Group), NATL, 5.625%, 2021	3,000,000	2,593,830
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	1,525,000	1,246,276
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	110,000	83,631
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	110,000	81,313
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General Hospital), 5.875%, 2013 (c)	435,000	513,757
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health), 5.5%, 2033	380,000	367,703
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	1,070,000	938,390
Maryland Health & Higher Educational Facilities Authority Rev. (North Arundel Hospital), 6.5%, 2010 (c)	1,000,000	1,062,290
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	285,000	255,383
Massachusetts Health & Educational Facilities Authority Rev. (Berkshire Health Systems), “E”, 6.25%, 2031	1,900,000	1,857,497
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), “A”, 5.7%, 2015	425,000	416,441
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 2018	1,400,000	1,138,830
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	640,000	471,648
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial Medical Center), “A”, 6%, 2023	280,000	203,179
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), 6.75%, 2029	810,000	613,413
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), “A”, 6.7%, 2019	995,000	860,197
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial Hospital Corp.), 5.5%, 2035	1,020,000	713,837
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland Hospital of Rochester), 5%, 2025	65,000	58,252
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2031	225,000	179,377
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 2036	1,135,000	879,966
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial Hospital), 5.625%, 2032	435,000	399,204
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.625%, 2010	265,000	267,602
Nassau County, NY, Industrial Development Agency, Civic Facilities Rev. (North Shore Health System), 5.875%, 2011	260,000	271,201
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	880,000	1,014,350
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	120,000	105,133
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2012 (c)	440,000	497,596
New Hampshire Health & Education Facilities Authority Rev. (Covenant Health System), 6.5%, 2017	205,000	214,932
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	1,010,000	836,856

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), “A”, 6.875%, 2030	$3,000,000	$2,923,590
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 2017	100,000	83,033
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 2026	440,000	316,888
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.25%, 2024	430,000	400,094
New York Dormitory Authority Rev. (NYU Hospital Center), “B”, 5.625%, 2037	560,000	500,517
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island University Hospital), “A”, 6.375%, 2031	465,000	388,694
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036	1,395,000	976,849
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical Center), 5.75%, 2013	650,000	622,057
Ohio Higher Educational Facility Commission Rev. (University Hospital Health System), 6.75%, 2039	1,610,000	1,641,395
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), “B”, 6.6%, 2031	1,665,000	1,528,220
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 2036	1,500,000	1,605,540
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	765,000	750,052
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	590,000	459,669
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	1,560,000	1,761,224
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.5%, 2012 (c)	505,000	582,553
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	1,595,000	1,816,801
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014	955,000	910,249
Salida, CO, Hospital District Rev., 5.25%, 2036	1,675,000	1,124,310
Salt Lake City, UT, Hospital Authority Rev. (Intermountain Health Care), INFLOS, ETM, AMBAC, 12.733%, 2020 (c)(p)	600,000	601,092
Shelby County, TN, Educational & Hospital Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	625,000	717,969
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	185,000	211,827
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.25%, 2012 (c)	315,000	360,678
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist Healthcare), 6.375%, 2012 (c)	375,000	430,781
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.375%, 2022	1,455,000	1,312,832
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 6%, 2023	205,000	194,602
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	165,000	138,950
South Carolina Jobs & Economic Development Authority (Bon Secours - St. Francis Medical Center, Inc.), 5.625%, 2030	560,000	506,570
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031	835,000	743,041
South Dakota Health & Education Facilities Authority Rev. (Prairie Lakes Health Care System), 5.625%, 2032	670,000	600,461
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020	60,000	54,578
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.625%, 2029	870,000	747,173
St. Paul, MN, Housing & Redevelopment Hospital (Healthpartners Obligated Group), 5.25%, 2036	1,085,000	919,906

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Steubenville, OH, Hospital Authority Rev. (Trinity Health Center), 6.5%, 2010 (c)	$1,300,000	$1,389,128
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	1,115,000	758,456
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), 6.25%, 2020	3,085,000	3,103,016
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021	700,000	615,734
Texas Metro Health Facilities Development Corp., Metro Health Facilities Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031	1,000,000	828,460
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021	1,250,000	1,269,700
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	985,000	771,511
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	810,000	630,844
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital), 6.625%, 2031	600,000	574,698
Valley, AL, Special Care Facilities, Financing Authority Rev. (Lanier Memorial Hospital), 5.6%, 2016	600,000	536,724
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.75%, 2042	220,000	155,877
Vigo County, IN, Hospital Authority Rev. (Union Hospital), 5.8%, 2047	1,035,000	727,667
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center), 6.375%, 2012 (c)	1,500,000	1,725,015
Washington Health Care Facilities Authority Rev. (Mason Medical), “A”, 6.25%, 2042	1,400,000	1,218,994
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical Center), 6.375%, 2031	1,115,000	995,361
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2012 (c)	1,000,000	1,121,300
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 2029	195,000	188,356
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center), 6.75%, 2024	170,000	152,249
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026	1,250,000	1,156,688
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	905,000	741,195
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020	1,500,000	1,559,730
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.875%, 2030	1,000,000	1,001,960
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Healthcare), 5.25%, 2034	1,135,000	837,278
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), “A”, 5.25%, 2025	745,000	606,922
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John’s Riverside Hospital), 6.8%, 2016	510,000	470,042
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph’s Hospital), “C”, 6.2%, 2020	750,000	310,793

		$109,798,210

Healthcare Revenue - Long Term Care – 14.2%
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears
Methodist Retirement), “A”, 7%, 2033	$345,000	$260,058
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2013 (c)	750,000	929,670
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 2036	3,490,000	2,461,986
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	430,000	351,400
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.25%, 2035	290,000	225,417
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2027	170,000	126,781

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 2037	$225,000	$155,214
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.), ETM, 10%, 2012 (c)	220,000	247,091
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 2022	150,000	124,131
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	570,000	495,011
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 2037	755,000	515,378
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 2037	395,000	285,040
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “B”, 6.125%, 2033	1,000,000	845,170
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2010 (c)	1,830,000	2,012,982
Colorado Health Facilities Authority Rev. (Evangelical Lutheran), 6.9%, 2025	1,170,000	1,204,702
Cumberland County, PA, Municipal Authority Rev. (Wesley), “A”, 7.25%, 2013 (c)	720,000	863,510
Cumberland County, PA, Municipal Authority, Retirement Community Rev. (Wesley), “A”, 7.25%, 2013 (c)	280,000	335,810
Franklin County, OH, Healthcare Facilities Rev. (Ohio Presbyterian), 7.125%, 2011 (c)	1,000,000	1,123,290
Fulton County, GA, Residential Care Facilities (Canterbury Court), “A”, 6.125%, 2034	330,000	248,398
Fulton County, GA, Residential Care Facilities (Lenbrook Square Project), “A”, 5.125%, 2042	1,750,000	1,061,988
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2027	1,000,000	752,930
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 2037	215,000	148,466
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior Living Community), 8%, 2033	500,000	484,845
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2028	590,000	431,491
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 2043	440,000	290,202
Illinois Finance Authority Rev. (Clare at Water Tower), “A”, 6%, 2025	490,000	291,354
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 2037	800,000	478,416
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2025	1,270,000	940,067
Illinois Finance Authority Rev. (Landing at Plymouth Place), “A”, 6%, 2037	490,000	344,098
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 2038	520,000	346,289
Illinois Finance Authority Rev., Bond Anticipation Notes (Tallgrass), 13%, 2012	210,000	202,740
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities), “A”, 5.55%, 2041	230,000	146,469
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)	1,075,000	1,257,535
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 2025	800,000	607,560
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “B”, 5.75%, 2018	825,000	723,096
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.4%, 2027	585,000	340,610
James City County, VA, Economic Development (WindsorMeade Project), “A”, 5.5%, 2037	785,000	412,188
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 2027	315,000	210,250
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), “C”, 6.875%, 2012 (c)(f)	500,000	581,965
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 2037	1,270,000	954,342
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.5%, 2027	340,000	227,620
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A”, 5.75%, 2035	85,000	54,079
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), “A”, 7.375%, 2027	1,765,000	1,611,833

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 2036	$1,195,000	$915,525
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	250,000	161,098
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	510,000	314,252
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	530,000	398,899
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036	715,000	501,036
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027	1,000,000	791,160
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6%, 2025	125,000	104,429
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), “A”, 6.125%, 2035	110,000	85,290
Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran Tower), 5.5%, 2038	320,000	204,614
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2037	490,000	350,531
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 2045	105,000	72,815
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027	245,000	174,582
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	820,000	665,889
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2027	515,000	359,279
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 2042	470,000	293,703
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.5%, 2028	130,000	94,318
South Carolina Jobs & Economic Development Authority Rev., (Lutheran Homes of South Carolina), 5.625%, 2042	150,000	99,993
Sterling, IL (Hoosier Care), 7.125%, 2034	675,000	535,700
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 2039	500,000	349,110
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 2025	460,000	322,538
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 2037	1,075,000	756,542
Washington Housing Finance Commission Non-profit Rev. (Skyline at First Hill), “A”, 5.625%, 2027	215,000	154,886
Wisconsin Health & Educational Facilities Authority Rev. (All Saints Assisted Living Project), 6%, 2037	340,000	231,581

		$33,649,242

Human Services – 2.8%
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 5.875%, 2027	$210,000	$143,646
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys & Girls Home of Alaska, Inc.), 6%, 2036	325,000	208,793
Greenville County, SC, Hospital Rev. (Chestnut Hill), “A”, 8%, 2015	1,570,000	1,480,494
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 2036	500,000	412,165
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 2036	375,000	309,124
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 2036	1,100,000	857,494
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “B”, 6.5%, 2013	115,000	114,836
New York, NY, Industrial Development Agency, Civic Facility Rev. (A Very Special Place), “A”, 5.75%, 2029	1,000,000	729,540

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Human Services – continued
New York, NY, Industrial Development Agency, Civic Facility Rev. (Special Needs Facilities), 6.5%, 2017	$1,030,000	$928,267
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 8.75%, 2011	195,000	195,917
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare Facilities), 9%, 2031	1,000,000	961,190
Osceola County, FL, Industrial Development Authority Rev. (Community Provider), 7.75%, 2017	243,000	234,928

		$6,576,394

Industrial Revenue - Airlines – 6.2%
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029	$660,000	$231,733
Chicago, IL, O’Hare International Airport Special Facilities Rev. (American Airlines, Inc.), 5.5%, 2030	1,030,000	412,072
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	1,425,000	542,042
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 2032	3,735,000	1,909,295
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 2032	925,000	510,822
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), “E”, 6.75%, 2029	1,810,000	1,360,686
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), “C”, 7.5%, 2024	850,000	657,586
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 6.25%, 2029	1,300,000	918,541
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 7.2%, 2030	1,595,000	1,254,914
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.625%, 2025	6,625,000	5,142,988
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 2031	2,540,000	1,916,049

		$14,856,728

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$75,000	$61,094
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 2032	1,000,000	833,300
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 2030	1,920,000	1,504,627

		$2,399,021

Industrial Revenue - Environmental Services – 3.6%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning Ferris, Inc.), “A”, 5.8%, 2016	$1,000,000	$980,090
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	695,000	634,194
California Statewide Communities Development Authority, Solid Waste Facilities Rev. (Republic Services, Inc.), “A”, 4.95%, 2012	1,000,000	1,005,710
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2033	220,000	177,010
Director of the State of Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (b)	750,000	737,925
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste Management, Inc.), 6.85%, 2029 (b)	850,000	858,186
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 2028	440,000	377,221
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014	1,750,000	1,737,085
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	440,000	409,992
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019	1,000,000	1,000,130

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Environmental Services – continued
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), 4.9%, 2028	$885,000	$731,028

		$8,648,571

Industrial Revenue - Metals – 0.2%
Jacksonville, FL, Economic Development Commission, Industrial Development Authority Rev. (Gerdau Ameristeel U.S., Inc.), 5.3%, 2037	$645,000	$385,581

Industrial Revenue - Other – 5.3%
Aztalan, WI, Exempt Facility Rev. (Renew Energy LLC Project), 7.5%, 2018 (d)	$835,000	$12,525
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2030	440,000	374,766
California Statewide Communities Development Authority Facilities (Microgy Holdings Project), 9%, 2038	100,000	83,617
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project), 7%, 2036	620,000	258,385
Gulf Coast, TX, Industrial Development Authority Rev. (Valero Energy Corp.), 5.6%, 2031	1,750,000	1,436,085
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032	1,000,000	938,870
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	430,000	315,637
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “C”, 6.5%, 2015	700,000	681,359
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 2035	620,000	439,809
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-1”, 7.875%, 2032 (b)(n)	1,270,000	1,270,813
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), “CR-2”, 7.875%, 2032 (b)(n)	580,000	580,371
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	2,000,000	1,798,720
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017	3,255,000	2,975,200
Texas Midwest Public Facilities Corp. Rev. (Secure Treatment Facilities Project), 9%, 2030	395,000	396,035
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026	1,120,000	1,067,920

		$12,630,112

Industrial Revenue - Paper – 3.9%
Bedford County, VA, Industrial Development Authority Rev. (Nekoosa Packaging), “A”, 6.55%, 2025	$1,000,000	$815,760
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific Corp.), 5.75%, 2028	155,000	113,015
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 2027	2,150,000	1,476,663
Delta County, MI, Economic Development Corp., Environmental Improvement Rev. (Mead Westvaco Escanaba), “B”, 6.45%, 2012 (c)	500,000	560,025
Effingham County, GA, Development Authority, Solid Waste Disposal Rev. (Fort James), 5.625%, 2018	850,000	726,810
Effingham County, GA, Industrial Development Authority, Pollution Control (Georgia Pacific Corp. Project), 6.5%, 2031	500,000	424,915
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 4.75%, 2030	525,000	348,999
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024 (d)	4,215,000	2,318,250
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022	2,000,000	1,932,420
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	640,000	463,725

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Paper – continued
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), 6.25%, 2019 (d)	$1,870,000	$46,750
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 2019 (d)	700,000	17,500

		$9,244,832

Miscellaneous Revenue - Entertainment & Tourism – 0.6%
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017	$800,000	$714,160
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	369,599	1,109
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 2027 (n)	515,000	439,594
Seneca Nation Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 2023 (n)	275,000	204,424

		$1,359,287

Miscellaneous Revenue - Other – 3.5%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 6.7%, 2011 (c)	$600,000	$651,234
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	215,000	194,799
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	220,000	177,168
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 2034	110,000	75,351
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5.75%, 2034	775,000	554,017
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Cleveland City), “B”, 4.5%, 2030	690,000	464,984
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, LOC, 5.125%, 2025	170,000	135,400
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035	225,000	149,841
Columbus, OH, Franklin County Finance Authority Development Rev., 6%, 2035	830,000	718,780
Dayton Montgomery County, OH, Port Authority Rev. (Parking Garage), 6.125%, 2024	1,130,000	958,263
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017	1,680,000	1,664,275
Madison County, FL, Rev. (Twin Oaks Project), “A”, 6%, 2025	520,000	388,991
Riversouth, OH, Authority Rev. (Lazarus Building) “A”, 5.75%, 2027	1,125,000	923,715
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014	275,000	270,124
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	175,000	126,744
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), “D”, 5.125%, 2025	155,000	112,645
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 2025	915,000	628,642
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “B”, 4.8%, 2035	265,000	151,487
Toledo-Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond Fund), “C”, 5.125%, 2025	90,000	61,536

		$8,407,996

Multi-Family Housing Revenue – 3.2%
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5%, 2035	$210,000	$191,447
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), FSA, 5.1%, 2046	390,000	350,041
Charter Mac Equity Issuer Trust, FHLMC, 6%, 2019 (n)	2,000,000	2,047,040
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (b)	435,000	430,924
Metropolitan Government of Nashville & Davidson County, TN, Health, Educational & Housing Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023	500,000	510,030

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Multi-Family Housing Revenue – continued
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 2037	$1,095,000	$743,779
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049 (z)	1,000,000	579,300
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049 (z)	2,000,000	1,597,620
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2048	445,000	408,448
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), “I”, FSA, 5%, 2025	670,000	644,701

		$7,503,330

Sales & Excise Tax Revenue – 0.2%
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020	$285,000	$246,602
Utah Transit Authority Sales Tax Rev., “A”, NATL, 0%, 2028	950,000	289,494

		$536,096

Single Family Housing - Local – 1.3%
Corpus Christi, TX, Housing Finance Authority Rev., “B”, 0%, 2011	$1,030,000	$654,668
Dallas, TX, Housing Finance Corp., Single Family Mortgage Rev., NATL, 0%, 2016	1,430,000	685,084
Jefferson Parish, LA, Single Family Mortgage Rev., GNMA, 6.3%, 2032	365,000	369,198
Jefferson Parish, LA, Single Family Mortgage Rev., “B-1”, GNMA, 6.625%, 2023	160,000	166,710
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., “B”, 5.5%, 2038	45,000	33,358
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.45%, 2029	210,000	214,456
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 5.9%, 2035	235,000	236,208
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A”, GNMA, 6.25%, 2035	95,000	101,129
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 2037	120,000	124,934
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 2037	370,000	379,513
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-5”, GNMA, 5.9%, 2037	150,000	153,332

		$3,118,590

Single Family Housing - State – 1.1%
Colorado Housing & Finance Authority Rev., “C-2”, 5.9%, 2023	$120,000	$120,110
Colorado Housing & Finance Authority Rev., “C-2”, FHA, 6.6%, 2032	120,000	126,280
Colorado Housing & Finance Authority Rev., “C-3”, FHA, 6.375%, 2033	50,000	53,141
Colorado Housing & Finance Authority Rev., “D-2”, 6.9%, 2029	265,000	282,988
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.35%, 2032	170,000	171,608
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032	100,000	102,021
Nebraska Investment Finance Authority Single Family Mortgage Rev., 0%, 2015	1,850,000	1,082,694
New Hampshire Housing Finance Authority Rev., “B”, 5.875%, 2030	45,000	45,075
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 2039	740,000	716,076

		$2,699,993

Solid Waste Revenue – 1.2%
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 6.7%, 2014	$490,000	$490,872
Massachusetts Development Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.6%, 2019	2,850,000	2,459,778

		$2,950,650

State & Agency - Other – 0.4%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$200,000	$173,654
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	900,000	736,884

		$910,538

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Appropriation – 0.1%
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	$260,000	$266,334

Student Loan Revenue – 0.8%
Access to Loans for Learning, CA, Student Loan Rev., 7.95%, 2030	$650,000	$588,959
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	1,240,000	1,256,728

		$1,845,687

Tax - Other – 0.4%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	$395,000	$395,814
Virgin Islands Public Finance Authority Rev., “E”, 5.875%, 2018	500,000	482,980

		$878,794

Tax Assessment – 6.7%
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016	$430,000	$332,743
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A”, 5.35%, 2036	610,000	320,244
Arborwood Community Development District, FL, Special Assessment (Master Infrastructure Projects), “B”, 5.1%, 2014	220,000	155,925
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 2030	815,000	637,517
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031	470,000	346,287
Baltimore, MD, Special Obligation, “A”, 7%, 2038	715,000	596,024
Belmont Community Development District, FL, Capital Improvement Rev., “B”, 5.125%, 2014 (d)	970,000	239,483
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 2039	465,000	328,829
Concord Station Community Development District, FL, Special Assessment, 5%, 2015	205,000	149,094
Concorde Estates Community Development District, FL, Special Assessment, “B”, 5%, 2011	475,000	299,682
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036	305,000	192,342
Durbin Crossing Community Development District, FL, Special Assessment, “B-1”, 4.875%, 2010	280,000	195,362
Enclave at Black Point Marina Community Development District, FL, “B”, 5.2%, 2014	215,000	116,842
Fishhawk Community Development District, FL, 5.125%, 2009	330,000	294,571
Grand Bay at Doral Community Development District, FL, “A”, 6%, 2039	170,000	89,959
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	995,000	700,162
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	560,000	350,829
Homestead 50 Community Development District, FL, “A”, 6%, 2037 (a)	670,000	361,036
Homestead 50 Community Development District, FL, “B”, 5.9%, 2013 (a)	310,000	219,427
Katy, TX, Development Authority Rev., “B”, 6%, 2018	925,000	778,767
Killarney Community Development District, FL, Special Assessment, “B”, 5.125%, 2009 (a)	170,000	102,000
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037	110,000	66,545
Legends Bay Community Development District, FL, “A”, 5.5%, 2014	420,000	212,125
Legends Bay Community Development District, FL, “A”, 5.875%, 2038	355,000	177,851
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	1,140,000	688,674
Main Street Community Development District, FL, “A”, 6.8%, 2038	555,000	409,368
Main Street Community Development District, FL, “B”, 6.9%, 2017	420,000	366,215
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 2016	650,000	357,578
New Port Tampa Bay Community Development District, FL, Special Assessment, “B”, 5.3%, 2012	440,000	153,956
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-1”, 5.125%, 2015	400,000	301,992

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country Club), “B-2”, 5.125%, 2015	$145,000	$109,476
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 2034	235,000	173,073
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “A”, 5.9%, 2035	235,000	128,670
Old Palm Community Development District, FL, Special Assessment (Palm Beach Gardens), “B”, 5.375%, 2014	240,000	193,308
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 2038	985,000	546,537
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016	170,000	140,682
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028	350,000	232,810
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013	345,000	202,839
Panther Trace II, Community Development District, FL, Special Assessment, “B”, 5%, 2010	255,000	222,368
Parker Road Community Development District, FL, “A”, 5.6%, 2038	335,000	176,887
Parkway Center Community Development District, FL, Special Assessment, “B”, 5.625%, 2014	1,030,000	809,673
Paseo Community Development District, FL, “B”, 4.875%, 2010 (a)	390,000	214,582
Prince George’s County, MD, Special Obligation (National Harbor Project), 5.2%, 2034	245,000	168,428
Riverwood Estates Community Development District, FL, Special Assessment, “B”, 5%, 2013 (d)	870,000	217,500
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010	190,000	173,037
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 2031	800,000	579,536
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	1,070,000	714,172
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 2016	785,000	514,740
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 2039	210,000	111,172
Watergrass Community Development District, FL, “A”, 5.375%, 2039	420,000	215,481
Watergrass Community Development District, FL, Special Assessment, “B”, 4.875%, 2010	765,000	464,875
Wentworth Estates Community Development District, FL, Special Assessment, “B”, 5.125%, 2012	340,000	180,894

		$16,032,169

Tobacco – 7.9%
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2012	$2,625,000	$2,874,218
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2030	6,585,000	4,584,675
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 2042	220,000	130,592
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,905,000	1,091,355
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	1,420,000	896,971
California County, CA, Tobacco Securitization Corp., Tobacco Settlement, L.A. County, “A”, 0% to 2010, 5.65% to 2041	485,000	248,596
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029	1,510,000	1,130,779
District of Columbia, Tobacco Settlement, 6.25%, 2024	900,000	853,065
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-4”, 7.8%, 2013 (c)	1,000,000	1,220,210
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, “C-1”, 0%, 2036	3,270,000	231,353
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 2034	1,635,000	1,121,316
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030	1,435,000	1,395,997
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,125,000	694,204
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)	695,000	760,817
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)	15,000	18,171
Rhode Island Tobacco Settlement Financing Corp., “A”, 0%, 2052	6,935,000	83,081
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2036	2,115,000	153,316

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tobacco – continued
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Santa Clara), “A”, 0%, 2041	$1,560,000	$66,596
South Carolina Tobacco Settlement Authority Rev., “B”, 6.375%, 2011 (c)	1,075,000	1,168,246
Washington Tobacco Settlement Authority, 6.5%, 2026	135,000	132,810

		$18,856,368

Toll Roads – 1.3%
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, “B”, NATL, 0%, 2027	$4,115,000	$1,124,506
Pennsylvania Turnpike Commission Rev., Capital Appreciation, “C”, FSA, 0%, 2033	2,780,000	1,849,979

		$2,974,485

Transportation - Special Tax – 1.5%
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM, 11.5%, 2012 (c)	$2,900,000	$3,549,948

Universities - Colleges – 13.2%
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 2027	$370,000	$259,814
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.5%, 2038	420,000	277,318
Harrisburg, PA, University Authority Rev. (Harrisburg University of Science), “A”, 5.4%, 2016	100,000	97,815
Houston, TX, Community College Systems, COP, NATL, 7.875%, 2012 (c)	2,500,000	2,994,150
Illinois Educational Facilities Authority Rev. (Augustana College), “A”, 5.625%, 2022	400,000	356,960
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	795,000	596,067
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	1,380,000	1,000,555
Louisiana State University (Health Sciences Center Project), NATL, 6.375%, 2031	2,500,000	2,543,750
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 2033	110,000	86,747
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), 5%, 2038 (u)	20,000,000	20,779,600
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	535,000	560,766
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 6%, 2017	590,000	607,452
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	1,065,000	1,121,530
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	105,000	95,398

		$31,377,922

Universities - Dormitories – 0.1%
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	$380,000	$241,433

Universities - Secondary Schools – 2.1%
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	$515,000	$575,023
California Statewide Communities Development Authority Rev. (Escondido Charter High School), 7.5%, 2011 (c)	1,000,000	1,156,190
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037	285,000	182,890
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.25%, 2027	430,000	280,708
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), “A”, 5.375%, 2037	945,000	574,012
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian Academy), 5.5%, 2038	140,000	68,200

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Secondary Schools – continued
Maryland Industrial Development Financing Authority, Economic Development Authority Rev. (Our Lady of Good Council), “A”, 6%, 2035	$150,000	$115,079
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021	1,000,000	918,050
Utah County, UT, Charter School Rev. (Lakeview Academy), “A”, 5.625%, 2037	500,000	353,795
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 2037	285,000	195,547
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2038	795,000	586,877

		$5,006,371

Utilities - Cogeneration – 0.7%
Alaska Industrial Development Export Authority, Power Rev., Upper Lynn Canal Regional Power, 5.8%, 2018	$830,000	$731,778
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	350,000	300,748
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Northampton Generating), “A”, 6.5%, 2013	1,000,000	707,070

		$1,739,596

Utilities - Investor Owned – 8.7%
Brazos River Authority, TX, Authority Texas Rev. (Reliant Energy, Inc.), “A”, 5.375%, 2019	$500,000	$481,555
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	2,205,000	1,709,051
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “D”, 5.4%, 2029 (b)	85,000	56,938
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), 5%, 2041	835,000	376,101
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	470,000	460,135
Connecticut Development Authority, Pollution Control Rev. (Connecticut Light & Power Co.), 5.95%, 2028	2,270,000	2,199,517
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “A”, 6.3%, 2016	2,195,000	2,196,405
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “C”, 5.8%, 2022	2,105,000	1,966,954
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	165,000	172,364
Matagorda County, TX (CenterPoint Energy), 5.6%, 2027	1,500,000	1,430,610
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 2029	525,000	538,676
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030	1,655,000	1,351,258
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg LP), 6.5%, 2017	800,000	810,688
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), 6%, 2021	1,000,000	1,000,640
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 2039	400,000	406,408
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	1,165,000	1,179,062
Red River Authority, TX, Pollution Control Rev. (AEP Texas Central Co.), NATL, 4.45%, 2020	760,000	664,947
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.2%, 2028	340,000	163,356
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), 5.75%, 2030 (b)	610,000	472,799
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2015	1,500,000	1,468,095
West Feliciana Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 5.8%, 2016	1,000,000	920,920
Yuma County, AZ, Industrial Development Authority (Far West Water & Sewer, Inc.), 6.375%, 2037	735,000	599,010

		$20,625,489

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Municipal Owned – 0.9%
North Carolina Municipal Power Agency, Catawba Electric Rev., “B”, 6.5%, 2020	$2,000,000	$2,046,260

Utilities - Other – 2.2%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	$440,000	$444,761
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5%, 2022	500,000	473,225
Main Street Natural Gas, Inc., GA, Gas Project Rev., “A”, 5.5%, 2026	285,000	245,790
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	50,000	48,718
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	1,900,000	1,421,029
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5%, 2014	455,000	467,899
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	510,000	469,639
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	80,000	72,766
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2024	560,000	504,140
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	905,000	800,699
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	450,000	391,640

		$5,340,306

Water & Sewer Utility Revenue – 0.3%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$710,000	$724,065

Total Municipal Bonds		$354,679,292

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.21%, at Net Asset Value	315,550	$315,550

Total Investments		$354,994,842

Other Assets, Less Liabilities – (1.4)%		(3,409,295)
Preferred shares (issued by the fund) – (47.8)%		(113,750,000)

Net assets applicable to common shares – 100.0%		$237,835,547

(a)	Non-income producing security.

(b)	Mandatory tender date is earlier than stated maturity date.

(c)	Refunded bond.

(d)	Non-income producing security - in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,542,242, representing 1.9% of net assets applicable to common shares.

(p)	Primary inverse floater.

(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.4%, 2049	10/14/04	$1,000,000	$579,300
MuniMae TE Bond Subsidiary LLC, 7.5%, 2049	5/18/99	2,000,000	1,597,620

Total Restricted Securities			$2,176,920
% of Net Assets Applicable to Common Shares			0.9%

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit

Insurers
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.

MFS Municipal Income Trust

PORTFOLIO OF INVESTMENTS (Unaudited) 7/31/09 - continued

FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Inverse Floaters
INFLOS	Inverse Floating Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 7/31/09

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of July 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$354,679,292	$—	$354,679,292
Mutual Funds	315,550	—	—	315,550

Total Investments	$315,550	$354,679,292	$—	$354,994,842

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures	$(124,078)	$—	$—	$(124,078)
Swaps	—	746,929	—	746,929

For further information regarding security characteristics, see the Portfolio of Investments.

MFS Municipal Income Trust

Supplemental Information (Unaudited) 7/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$390,893,201

Gross unrealized appreciation	$11,343,915
Gross unrealized depreciation	(57,251,474)

Net unrealized appreciation (depreciation)	$(45,907,559)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Derivative Contracts at 7/31/09

Futures Contracts Outstanding at 7/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	66	$7,740,563	Sep-09	$(5,903)
U.S. Treasury Bond 30 yr (Short)	USD	68	8,092,000	Sep-09	(118,175)

					$(124,078)

Swap Agreements at 7/31/09

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swaps
8/12/19	USD	15,000,000	JPMorgan Chase Bank	3-Month LIBOR	3.14% (fixed rate)	$746,929

At July 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	23,287,452	(22,971,902)	315,550

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,757	$315,550

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS MUNICIPAL INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: September 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: September 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: September 16, 2009

*	Print name and title of each signing officer under his or her signature.